3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

Ausra Ragauskaite

direct dial:  212.808.2753

direct fax:  866.738.9582

ragauska@pepperlaw.com

January 15, 2016

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust
1940 Act File No. 811-22027
1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 126 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale a new series of the Trust:  the Gotham Hedge Plus Fund (the “Fund”).  Upon effectiveness of the Amendment, the Fund will offer Institutional Class shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 212.808.2753), John P. Falco, Esq. (telephone number: 215.981.4659) or John M. Ford, Esq. of this office (telephone number: 215.981.4009).

Very truly yours,

/s/ Ausra Ragauskaite

Ausra Ragauskaite

cc:	Joel Weiss, President of FundVantage Trust John P. Falco, Esq. John M. Ford, Esq.